Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net loss	$ 9,778,749
Adjustments to reconcile net loss to net cash used in operating activities:
Remeasurement of preferred stock warrant	4,539,990
Changes in operating assets and liabilities:
Accounts payable	28,797
Accrued expenses	2,644,362
Net cash used in operating activities	(3,236,742)
Investing activities
Net cash provided by investing activities	(402,500,000)
Financing activities
Net cash provided by financing activities	407,321,098
Net increase in cash and cash equivalents	1,584,356
Cash and cash equivalents, beginning of period	45,156
Cash and cash equivalents, end of period	1,629,512
Benson Hill, Inc
Operating activities
Net loss	(49,766,000)	$ (24,828,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,430,000	3,029,000
Share-based compensation expense	1,356,000	504,000
Bad debt expense		95,000
Remeasurement of preferred stock warrant	2,719,000	879,000
Amortization related to financing activities	805,000	1,818,000
Other	149,000	139,000
Changes in operating assets and liabilities:
Accounts receivable	(8,173,000)	(5,793,000)
Inventories	63,000	948,000
Prepaid expenses and other current assets	(4,520,000)	(6,034,000)
Accounts payable	3,799,000	5,061,000
Accrued expenses	881,000	1,654,000
Net cash used in operating activities	(47,257,000)	(22,528,000)
Investing activities
Purchases of marketable securities	(81,604,000)
Proceeds from maturities of marketable securities	2,050,000	2,500,000
Proceeds from sales of marketable securities	150,006,000	5,648,000
Payments for acquisitions of property and equipment	(21,128,000)	(5,142,000)
Net cash provided by investing activities	49,324,000	3,006,000
Financing activities
Principal payments on debt	(1,794,000)	(1,018,000)
Proceeds from issuance of debt		24,143,000
Borrowing under revolving line of credit	14,451,000	13,683,000
Repayments under revolving line of credit	(11,481,000)	(13,928,000)
Repayments of financing lease obligations	(165,000)	(50,000)
Payment of deferred offering costs	(322,000)
Proceeds from the exercise of stock options and warrants	494,000	37,000
Net cash provided by financing activities	1,183,000	22,867,000
Effect of exchange rate changes on cash	(1,000)	(243,000)
Net increase in cash and cash equivalents	3,249,000	3,102,000
Cash and cash equivalents, beginning of period	9,743,000	2,616,000
Cash and cash equivalents, end of period	12,992,000	5,718,000
Supplemental disclosure of cash flow information
Cash paid for interest	2,990,000	1,286,000
Supplemental disclosure of non-cash investing and financing activities
Issuance of preferred stock warrants		4,580,000
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	2,995,000	1,001,000
Deferred offering costs included in accounts payable and accrued expenses and other current liabilities	$ 2,139,000
Financing leases		$ 33,523,000